INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (23,597,000)	€ (11,376,000)
Adjustments for
Finance income	(1,414,000)	(6,246,000)
Finance expenses	1,732,000	2,950,000
Depreciation and impairment of property, plant and equipment and right-of-use assets	640,000	536,000
Amortization of intangible assets	477,000	402,000
Share-based payment transaction expense	1,757,000	1,292,000
Increase/(Decrease) in provisions	119,000	32,000
Other non-cash items	(16,000)	37,000
Cash generated before changes in working capital	(20,302,000)	(12,373,000)
Changes in working capital
Decrease/(Increase) in inventory	(264,000)	(160,000)
(Increase)/Decrease in trade and other receivables	(671,000)	1,011,000
Increase/(Decrease) in trade and other payables	(967,000)	2,053,000
Cash generated from changes in operations	(22,204,000)	(9,469,000)
Income tax paid	(274,000)	(254,000)
Net cash from / (used in) operating activities	(22,478,000)	(9,723,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(676,000)	(302,000)
Capitalization of intangible assets	(4,993,000)	(7,650,000)
Purchase of financial assets - current	(43,400,000)	(44,032,000)
Proceeds from sale of financial assets - current	52,383,000	0
Interest income on financial assets	572,000	0
Net cash from / (used in) investing activities	3,886,000	(51,984,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(395,000)	(317,000)
Repayment of other loan	(42,000)	(42,000)
Interests paid	(14,000)	(134,000)
Repayment of recoverable cash advance	0	0
Proceeds from issuance of shares, net of transaction costs	18,279,000	136,000
Other financial costs	(32,000)	(8,000)
Net cash from / (used in) financing activities	17,796,000	(365,000)
Movement in cash and cash equivalents	(796,000)	(62,072,000)
Effect of exchange rates on cash and cash equivalents	(488,000)	2,165,000
Cash and cash equivalents at January 1	17,888,000	135,509,000
Cash and cash equivalents at June 30	€ 16,604,000	€ 75,602,000